Financial Instruments	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS
NOTE 23:	FINANCIAL INSTRUMENTS

a.	Measurement categories and fair value

Financial assets and financial liabilities have been classified into categories that determine their basis of measurement. The following tables show the carrying values and the fair value of assets and liabilities for each of the applicable categories:

		As of December 31,	As of December 31,
Measurement		2024	2023
Financial assets at amortized cost
Cash	Level 1	59,542	84,038
Trade receivables	Level 3	1,259	714
Other receivables	Level 3	1,387	689
Security deposits for energy	Level 2	7,740	277
Refundable Hosting Deposits	Level 2	14,216	—

Financial assets at fair value through profit and loss
Derivative assets	Level 2	3,418	1,281
Total carrying amount and fair value		87,562	86,999

Financial liabilities at amortized cost
Trade accounts payable and accrued liabilities	Level 3	22,158	9,077
Long-term debt	Level 2	1,576	4,022

Financial liabilities at fair value through profit and loss
Derivative liabilities	Level 2	128	—
Warrant liabilities	Level 2	8,013	40,426
Total carrying amount and fair value		31,875	53,525

Net carrying amount and fair value		55,687	33,474

The carrying amounts of cash, trade receivables, other receivables, security deposits for energy, Refundable Hosting Deposits, trade payables and accrued liabilities, and long-term debt presented in the table above are a reasonable approximation of their fair value.

Derivatives

i.	BTC option and selling contracts (derivatives)

The fair value of option contracts is categorized as Level 2 in the fair value hierarchy and is presented under derivative assets and liabilities in the consolidated statements of financial position when there is an outstanding contract at period end. Their fair values are a recurring measurement. Fair value of derivative financial instruments generally reflects the estimated amounts that the Company would receive or pay, taking into consideration the counterparty credit risk or the Company’s credit risk at each reporting date. The Company uses market data such as BTC option futures to estimate the fair value of option contracts at each reporting date.

ii.	BTC Redemption Option (embedded derivative)

The Supplementary Agreements explained in Note 9 provide the Company with the option to redeem the BTC Pledged at a market rate price determined when the BTC was first pledged (“Agreed BTC Price”).

The right to redeem the BTC Pledged meets the definition of an embedded derivative as the derivative that is embedded in the non-financial contract is not closely related to the host contract. The embedded derivative is recorded at fair value through profit or loss and is categorized as Level 2 in the fair value hierarchy and is presented under derivative assets and liabilities in the consolidated statements of financial position. Its fair value is a recurring measurement and is determined using a combination of the Monte Carlo simulation model to simulate the future price of BTC using probability factors and the Black-Scholes Model to estimate the value of each BTC Redemption Option.

At each reporting date, the fair value is determined by multiplying the number of redeemable BTC pledged by the present value of the difference between the Agreed BTC Price and the simulated spot price of BTC while considering the likelihood of exercising the quarterly installments, with the change in fair value recorded to Net financial income (expenses).

Subsequently, the Company exercised the first BTC Installment. Refer to Note 32 for more details.

Warrant liabilities

Warrant liabilities related to the 2021 and 2023 private placements are classified as financial liabilities at fair value through profit or loss with the change in fair value recorded to Net financial income (expenses). The fair value measurement is categorized as Level 2 in the fair value hierarchy, is a recurring measurement and is calculated using a Black-Scholes pricing model at each reporting date. Refer to Note 17 for more details.

Refundable deposits

i.	Refundable Hosting Deposits

The Refundable Hosting Deposits are measured at amortized cost using the EIR method and are classified as Level 2 according to the Company’s fair value hierarchy. Their fair values are a recurring measurement.

The valuation technique used is the income approach (discounted future cash flows) with an initial EIR greater than the SOFR + 1% rate in the Hosting Agreements. This resulted in the Panther Creek Refundable Deposit and the Scrubgrass Refundable Deposit being issued at a fair value of $7,125 and $7,542, respectively, which are both lower than the $7,800 principal amount of each deposit. Upon initial recognition of the Refundable Deposits, the difference between the fair value and principal of $675 and $258, respectively, were recognized as a loss in Net financial income (expenses) during the year ended December 31, 2024. The EIR applicable as of December 31, 2024 was 12% and 9%, respectively.

The total interest income amounted to $364 and was recognized in Net financial income (expenses) during the year ended December 31, 2024. In addition, using a general approach, the Company estimated a total ECL of $815 which was recognized in Net financial income (expenses). Refer to Note 15 for more details.

ii.	Security deposits for energy

The security deposits for energy are measured at amortized cost using the EIR method. They are classified as Level 2 according to the Company’s fair value hierarchy. Their fair values are a recurring measurement. The valuation technique used is the income approach (discounted future cash flows) with an EIR of 6% over approximately 3 years. Upon initial recognition, the difference between the fair value and principal of $1,571 was recognized as a loss in Net financial income (expenses) during the year ended December 31, 2024.

The following table details the movement in the refundable deposits:

	As of December 31,
	2024
	Panther Creek	Scrubgrass	Total Refundable Hosting Deposits	Security deposits for energy	Total refundable deposits
Balance as of January 1,	—	—	—	277	277
Additions	7,800	7,800	15,600	9,034	24,634
Initial loss on recognition	(675)	(258)	(933)	(1,571)	(2,504)
Fair value at initial recognition	7,125	7,542	14,667	7,740	22,407
Interest income	261	103	364	—	364
ECLs	(409)	(406)	(815)	—	(815)
Balance as of period end	6,977	7,239	14,216	7,740	21,956
b.	Risk management policy

The Company is exposed to foreign currency risk, credit risk, counterparty risk, liquidity risk and concentration risk. The Company’s senior Management monitors these risks.

Foreign currency risk

Foreign currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. The Company’s functional currency is the U.S. dollar as all of its cryptocurrency Mining revenues, most of its capital expenditures and most of its financing are primarily measured or transacted in USD. The Company is exposed to variability in the Canadian dollar and Argentine peso to U.S. dollar exchange rates when making expenditures payable in CAD and ARS. The Company funds foreign currency transactions by buying the foreign currency at the spot rate when required. A 5% increase or decrease in the USD/CAD and USD/ARS exchange rates may have an impact of an increase or decrease of $15 on retained earnings at December 31, 2024 (December 31, 2023: $44).

Amounts denominated in CAD and ARS included in the consolidated statements of financial position, presented in thousands of USD, are as follows:

	As a of December 31,		As a of December 31,
	2024		2023
	CAD	ARS	CAD	ARS
Cash	5,362	1,983	8,904	183
Trade receivables	1,259	(6)	714	—
Trade payables and accrued liabilities	(5,341)	(1,385)	(8,372)	(544)
Long-term debt	(1,576)	—	—	—
	(296)	592	1,246	(361)

Credit risk and counterparty risk

Credit risk is the risk of an unexpected loss if a third party fails to meet its contractual obligations, including cash and cash equivalents. The risk regarding cash is mitigated by holding the majority of the Company’s cash with a Canadian chartered bank.

The Company is exposed to counterparty risk through the significant deposits it places with suppliers of Mining hardware to secure orders and delivery dates as well as deposits it places with construction companies and suppliers of electrical components and construction materials. The risk of a supplier failing to meet its contractual obligations may result in late deliveries or long-term deposits and equipment and construction prepayments that are not realized. The Company attempts to mitigate this risk by procuring Mining hardware from larger, more established suppliers and those with whom the Company has existing relationships and knowledge of their reputation in the market as well as by insuring deposits placed for construction work and materials.

The credit risk regarding trade receivables is derived mainly from sales to Volta’s third-party customers. The Company performs ongoing credit evaluations of its customers. The Company maintains an allowance for expected credit losses to provide for the estimated amount of doubtful of collection. The allowance for expected credit losses is based on Management’s assessment of a customer’s credit quality as well as subjective factors and trends, including the aging of receivable balances.

The credit risk regarding the Refundable Hosting Deposits is derived from the deposits made to a vendor for the Company’s hosting agreements. The Company performs ongoing credit evaluations of the vendor. The Company maintains an allowance for expected credit losses to provide for the estimated amount of doubtful collection. The allowance for expected credit losses is based on Management’s assessment of the vendor’s credit rating as well as subjective factors and trends.

The credit risk regarding the security deposits for energy is derived from deposits made to a hydroelectricity crown corporation in Paraguay. The Company determined that the credit risk is minimal because the security deposits are made to a governmental related agency in Paraguay.

Liquidity risk

Liquidity risk is a risk that the Company will not be able to pay its financial obligations when they are due. The Company’s policy is to monitor its cash balances and planned cash flows generated from operations to ensure that it maintains sufficient liquidity in order to pay its projected financial liabilities. Refer to Note 2 for more details about the Company’s liquidity.

The following are the undiscounted contractual maturities of financial liabilities and lease liabilities with estimated future interest payments as of December 31, 2024:

	2025	2026	2027	2028	2029 and thereafter	Total
Trade accounts payable and accrued liabilities	22,158	—	—	—	—	22,158
Long-term debt	156	161	165	170	2,982	3,634
Lease liabilities	3,451	4,182	4,309	3,936	16,114	31,992
	25,765	4,343	4,474	4,106	19,096	57,784

The Company does not have any future cash payments associated with warrant liabilities, and accordingly, they are not included in the table above.

Concentration risk

Concentration risk arises as a result of the concentration of exposures within the same category, whether it is geographical location, product type, industry sector or counterparty type. The cryptocurrency Mining industry is highly volatile with significant inherent risk. The Company also holds a portion of its working capital in BTC. A significant decline in the market prices of cryptocurrencies, an increase in the difficulty of cryptocurrency Mining, changes in the regulatory environment and adverse changes in other inherent risks can significantly negatively impact the Company’s operations and the carrying value of its assets. Starting in the first quarter of 2023, the Company purchased BTC option contracts that gave it the right, but not the obligation, to sell digital assets at a fixed price. Option contracts are used to reduce the risk of BTC price volatility and reduce the variability of cash flows resulting from future sales of digital assets. Refer to Note 9 for more details.